LOAN PAYABLE - RELATED PARTY (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan Payable - Related Party Details Narrative
Loan - related party	$ 127,687	$ 118,575	$ 65,311